Share-Based Compensation to Employees (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Additional disclosure
Share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125
Stock options
Options outstanding and exercisable
Outstanding - Options (in shares)			2,448
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 13.76
Outstanding - Weighted Average Remaining Contractual Life			6 years 10 months 20 days
Exercisable - Options (in shares)			1,548
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 14.36
Exercisable - Weighted Average Remaining Contractual Life			5 years 8 months 16 days
Additional disclosure
Intrinsic value of vested options			1,253
Intrinsic value of outstanding options			3,110
Total unrecognized compensation expense related to non-vested employee options			4,348
Weighted average period for recognition of unrecognized compensation expense			2 years 3 months 11 days
Share-based compensation expense			$ 2,676	$ 1,468	$ 2,125
$3.27 - $4.91 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 3.27
Exercise price per share, high end of range (in dollars per share)			$ 4.91
Outstanding - Options (in shares)			80
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 3.50
Outstanding - Weighted Average Remaining Contractual Life			4 years 14 days
Exercisable - Options (in shares)			80
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 3.50
Exercisable - Weighted Average Remaining Contractual Life			4 years 14 days
$9.82 - $11.45 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 9.82
Exercise price per share, high end of range (in dollars per share)			$ 11.45
Outstanding - Options (in shares)			446
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 10.03
Outstanding - Weighted Average Remaining Contractual Life			8 years 3 months 22 days
Exercisable - Options (in shares)			198
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 10.03
Exercisable - Weighted Average Remaining Contractual Life			8 years 1 month 17 days
$11.46- $13.09 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 11.46
Exercise price per share, high end of range (in dollars per share)			$ 13.09
Outstanding - Options (in shares)			644
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 12.91
Outstanding - Weighted Average Remaining Contractual Life			8 years 1 month 10 days
Exercisable - Options (in shares)			186
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 12.63
Exercisable - Weighted Average Remaining Contractual Life			5 years 4 days
$14.73 - $16.36 | Stock options
Options outstanding and exercisable
Exercise price per share, low end of range (in dollars per share)			$ 14.73
Exercise price per share, high end of range (in dollars per share)			$ 16.36
Outstanding - Options (in shares)			1,278
Outstanding - Weighted Average Exercise Price (in dollars per share)			$ 16.13
Outstanding - Weighted Average Remaining Contractual Life			5 years 11 months 19 days
Exercisable - Options (in shares)			1,084
Exercisable - Weighted Average Exercise Price (in dollars per share)			$ 16.26
Exercisable - Weighted Average Remaining Contractual Life			5 years 6 months 4 days